Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net as of December 31, 2025 and 2024 consists of the following:

	As of December 31,
	2025	2024
Buildings	$2,765,931	$2,649,902
Construction in process	698,462	702,746
Plant and machinery	5,026,985	4,505,039
Furniture and fixture	897,742	793,664
Computers and office equipment	192,556	146,161
Motor vehicles	577,831	880,923
Total property plant and equipment, at cost	10,159,507	9,678,435
Less: accumulated depreciation	(5,179,402)	(4,554,003)
Total property, plant and equipment, net	$4,980,105	$5,124,432